Financial risk management - Level 3 rollforward (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Reconciliation Of Changes In Fair Value Measurement Assets And Liabilities [Roll Forward]
Balance as of January 1, 2019	$ 1,626
Balance as of December 31, 2019	1,977
Embedded derivatives | Level 3 | Recurring fair value measurement
Reconciliation Of Changes In Fair Value Measurement Assets And Liabilities [Roll Forward]
Balance as of January 1, 2019	0
Net transfers to Level 3	12
Net gains (losses) recognized in net financial income (expenses)	137
Balance as of December 31, 2019	$ 149